Taxes	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
TAXES

Note 13 – TAXES

Income tax

Income tax expense includes a provision for federal, state and foreign taxes based on the annual estimated effective tax rate applicable to the Company and its subsidiaries, adjusted for items which are considered discrete to the period.

The effective tax rates on income before income taxes from continuing operations for the year ended March 31, 2025 was (53.0)%. The (53.0)% rate adjustments for the year ended March 31, 2025 represent expenses that primarily include legal, accounting and other expenses incurred by the Company that are not deductible for PRC income tax.

The effective tax rates on income before income taxes from continuing operations for the year ended March 31, 2024 was 5.0%. The 5.0% rate adjustments for the year ended March 31, 2024 represent expenses that primarily include legal, accounting and other expenses incurred by the Company that are not deductible for PRC income tax.

The effective tax rates on income before income taxes from continuing operations for the year ended March 31, 2023 was (2.6)%. The (2.6)% rate adjustments for the year ended March 31, 2023 represent expenses that primarily include stock option expenses and legal, accounting and other expenses incurred by the Company that are not deductible for PRC income tax. The effective tax rate is based on forecasted annual results and these amounts may fluctuate significantly through the rest of the year as a result of the unpredictable impact of COVID-19 on the Company’s operating activities.

A reconciliation of the income tax provision at the federal statutory rate and the effective rate is as follows:

	For the years ended March 31
	2025	2024	2023
China income taxes	25.0%	25.0%	25.0%
Impact of US and HK tax rate	(7.5)	9.9	3.1
Non-deductible expenses-permanent difference	(1.0)	5.0	(2.6)
Change in valuation allowance	(69.5)	(34.9)	(28.1)
Effective tax rate	(53.0)%	5.0%	(2.6)%

Deferred tax assets,(liabilities) net are composed of the following:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Net operating loss carry-forwards	$9,596,477	$9,143,666
Bad debt	619,291	576,134
Total deferred tax assets, gross	10,215,768	9,719,800
Valuation allowance	(10,186,112)	(9,719,800)
Total deferred tax assets, net	$29,656	$-
Deferred tax liabilities:
Intangible assets from acquisition	521,777	-
Total deferred tax liabilities	$521,777	$-

Deferred tax assets(liabilities), net	$(492,121)	$-

The Company has recorded $0 unrecognized benefit as of March 31, 2025. On the information currently available, the Company does not anticipate a significant increase or decrease to its unrecognized benefit within the next 12 months.